Summary of Significant Accounting Policies (Schedule of Weighted Average Assumptions for Stock-Based Compensation) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average assumptions used:
Risk free interest rate	1.62%	2.12%	1.36%
Expected volatility	56.20%	57.30%	59.70%
Expected dividend yield	0.00%	0.00%	0.00%